Lines of credit and loan facilities (Details 2) - Term and Revolving Credit Facilities $ in Thousands	1 Months Ended
Dec. 31, 2017 USD ($) item
Lines of credit and loan facilities
Stated maturity term of debt securities	5 years
Maximum borrowing capacity under facility	$ 1,000,000
Number of arrangers | item	24
Undrawn balance	$ 1,000,000
Undrawn balance which will be expired at the date falling 6 months after this credit facilities agreement	450,000
Undrawn balance which will be expired one month prior to the final maturity date	$ 550,000
LIBOR
Lines of credit and loan facilities
Percentage over variable rate basis	1.15%
Description of variable rate basis	LIBOR